STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 8,796,142	$ 10,130,024
Net Assets	8,796,142	10,130,024
NET ASSETS, representing:
Equity of contract owners	5,527,399	6,712,064
Equity of Pruco Life Insurance Company of New Jersey	3,268,743	3,417,960
Net Assets	$ 8,796,142	$ 10,130,024
Portfolio shares held (in shares)	194,857	194,857
Portfolio net asset value per share (in dollars per share)	$ 45.14	$ 51.99
Contract owner units outstanding (in shares)	1,486,174	1,557,848